Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

Cost	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2015	Ps	. 70,263	Ps	. 25,174	Ps.	1,514	Ps.	63	Ps.	97,014	Ps.	3,225	Ps.	1,554	Ps.	1,027	Ps.	671	Ps.	6,477	Ps.	103,491
Purchases		—		—		—		—		—		480		458		198		83		1,219		1,219
Acquisitions from business combinations		—		11,369		—		1,238		12,607		328		—		—		199		527		13,134
Transfer of completed development systems		—		—		—		—		—		1,085		(1,085)		—		—		—		—
Disposals		—		—		—		—		—		(150)		(242)		—		(77)		(469)		(469)
Effect of movements in exchange rates		(4,992)		(2,693)		(33)		(19)		(7,737)		(94)		(2)		—		(16)		(112)		(7,849)
Changes in value on the recognition of inflation effects		1,121		—		—		—		1,121		(12)		—		—		—		(12)		1,109
Capitalization of borrowing costs		—		—		—		—		—		28		—				—		28		28

Cost as of December 31, 2015	Ps.	66,392	Ps.	33,850	Ps.	1,481	Ps.	1,282	Ps.	103,005	Ps.	4,890	Ps.	683	Ps.	1,225	Ps.	860	Ps.	7,658	Ps.	110,663

Cost as of January 1, 2016	Ps.	66,392	Ps.	33,850	Ps.	1,481	Ps.	1,282	Ps.	103,005	Ps.	4,890	Ps.	683	Ps.	1,225	Ps.	860	Ps.	7,658	Ps.	110,663
Purchases		—		—		3		—		3		345		609		191		146		1,291		1,296
Acquisitions from business combinations (see Note 4)		9,602		12,276		239		1,067		23,184		318		3		—		174		495		23,679
Changes in fair value of past acquisitions		—		(2,385)		4,315		(554)		1,376		—		—		—		1,078		1,078		2,372
Transfer of completed development systems		—		—		—		—		—		304		(304)		—		—		—		—
Disposals		—		—		—		—		—		(336)		—		—		(24)		(360)		(360)
Effect of movements in exchange rates		8,124		8,116		187		392		16,819		451		(193)		—		104		362		17,181
Changes in value on the recognition of inflation effects		1,220		—		—		—		1,220		141		—		—		—		141		1,361
Capitalization of borrowing costs		—		—		—		—		—		11		—		—		—		11		11

Cost as of December 31, 2016	Ps.	85,338	Ps.	51,857	Ps.	6,225	Ps.	2,187	Ps.	145,607	Ps.	6,124	Ps.	798	Ps.	1,416	Ps.	2,338	Ps.	10,676	Ps.	156,283

Cost as of January 1, 2017	Ps	. 85,338	Ps.	51,857	Ps.	6,225	Ps.	2,187	Ps.	145,607	Ps.	6,124	Ps.	798	Ps.	1,416	Ps.	2,338	Ps.	10,676	Ps.	156,283
Purchases		1,288		—		—		6		1,294		464		920		221		445		2,050		3,344
Acquisitions from business combinations (see Note 4)		4,144		140		5		—		4,289		6		—		—		80		86		4,375
Changes in fair value of past acquisitions		5,167		(7,022)		836		9		(1,010)		(188)		—		—		892		704		(306)
Transfer of completed development systems		—		—		—		—		—		412		(412)		—		—		—		—
Disposals		—		—		—		—		—		110		—		—		—		110		110
Effect of movements in exchange rates		(2,563)		(1,526)		119		91		(3,879)		175		(15)		—		52		212		(3,667)
Changes in value on the recognition of inflation effects		(727)		—		—		—		(727)		—		—		—		175		175		(552)
Venezuela deconsolidation effect																		(139)		(139)		(139)

Cost as of December 31, 2017	Ps.	92,647	Ps.	43,449	Ps.	7,185	Ps.	2,293	Ps.	145,574	Ps.	7,103	Ps.	1,291	Ps.	1,637	Ps.	3,843	Ps.	13,874	Ps.	159,448

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1, 2015	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,343)	Ps.	—	Ps.	(235)	Ps.	(350)	Ps.	(1,928)	Ps.	(1,964)
Amortization expense		—		—		—		—		—		(461)		—		(67)		(76)		(604)		(604)
Disposals		—		—		—		—		—		126		—		—		42		168		168
Effect of movements in exchange rates		—		—		—		—		—		59		—		—		19		78		78

Amortization as of December 31, 2015	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,619)	Ps.	—	Ps.	(302)	Ps.	(365)	Ps.	(2,286)	Ps.	(2,322)

Amortization as of January 1, 2016	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,619)	Ps.	—	Ps.	(302)	Ps.	(365)	Ps.	(2,286)	Ps.	(2,322)
Amortization expense		—		—		—		—		—		(630)		—		(74)		(302)		(1,006)		(1,006)
Impairment losses		—		—		—		—		—		—		—		—		—		—		—
Disposals		—		—		—		—		—		313		—		—		36		349		349
Effect of movements in exchange rates		—		—		—		—		—		(1)		—		—		(35)		(36)		(36)

Amortization as of December 31, 2016	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,937)	Ps.	—	Ps.	(376)	Ps.	(666)	Ps.	(2,979)	Ps.	(3,015)

Amortization as of January 1, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(36)	Ps.	(1,937)	Ps.	—	Ps.	(376)	Ps.	(666)	Ps.	(2,979)	Ps.	(3,015)
Amortization expense		—		—		—		—		—		(961)		—		(81)		(217)		(1,259)		(1,259)
Impairment losses		—		—		—		—		—		(110)		—		—		—		(110)		(110)
Disposals		—		—		—		—		—		—		—		—		—		—		—
Venezuela deconsolidation effect		—		—		—		—		—		—		—		—		(120)		(120)		(120)
Venezuela impairment		(745)		—		—		—		(745)		—		—		—		—		—		(745)
Effect of movements in exchange rates		—		—		—		—		—		(254)		—		—		148		(106)		(106)

Amortization as of December 31, 2017	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(36)	Ps.	(781)	Ps.	(3,262)	Ps.	—	Ps.	(457)	Ps.	(855)	Ps.	(4,574)	Ps.	(5,354)

Carrying Amount
As of December 31, 2015	Ps.	66,392	Ps.	33,850	Ps.	1,481	Ps.	1,246	Ps.	102,969	Ps.	3,271	Ps.	683	Ps.	923	Ps.	495	Ps.	5,372	Ps.	108,341
As of December 31, 2016	Ps.	85,338	Ps.	51,857	Ps.	6,225	Ps.	2,151	Ps.	145,571	Ps.	4,187	Ps.	798	Ps.	1,040	Ps.	1,672	Ps.	7,697	Ps.	153,268
As of December 31, 2017	Ps.	91,901	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	3,841	Ps.	1,291	Ps.	1,180	Ps.	2,988	Ps.	9,300	Ps.	154,093

Schedule of Allocation of Amortization Expenses

For the years ended 2017, 2016 and 2015, allocation for amortization expense is as follows:

	2017		2016		2015
Cost of goods sold	Ps.	132	Ps.	82	Ps.	61
Administrative expenses		627		727		407
Selling expenses		500		207		136

	Ps.	1,259	Ps.	1,016	Ps.	604

Summary of Average Remaining Period for Company's Intangible Assets Subject to Amortization	The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 10
Alcohol Licenses	12 - 15

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2017		December 31, 2016
Mexico	Ps.	56,352	Ps.	55,137
Guatemala		488		499
Nicaragua		484		532
Costa Rica		1,520		1,622
Panama		1,185		1,241
Colombia		5,824		5,988
Venezuela		—		1,225
Brazil		48,345		52,609
Argentina		50		67
Philippines		3,882		—

Total	Ps.	118,130	Ps.	118,920

Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2017 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2018-2027	Expected Volume Growth Rates 2018-2027
Mexico	7.3%	5.3%	3.7%	2.2%
Colombia	9.1%	6.6%	3.1%	3.2%
Costa Rica	11.5%	7.8%	3.3%	2.7%
Guatemala	13.9%	10.7%	4.7%	7.1%
Nicaragua	16.6%	10.6%	5.0%	4.9%
Panama	8.3%	6.5%	2.3%	3.4%
Argentina	11.0%	7.3%	10.7%	3.1%
Brazil	9.7%	6.2%	4.1%	1.3%
Philippines	9.7%	5.9%	3.6%	3.4%

The key assumptions by CGU for impairment test as of December 31, 2016 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2017-2026	Expected Volume Growth Rates 2017-2026
Mexico	6.8%	6.3%	3.7%	1.2%
Colombia	7.9%	7.5%	3.2%	4.0%
Venezuela	17.5%	17.0%	117.3%	1.0%
Costa Rica	8.4%	8.3%	4.4%	4.7%
Guatemala	9.9%	9.5%	5.0%	13.2%
Nicaragua	10.6%	10.1%	4.2%	5.7%
Panama	7.8%	7.4%	3.0%	4.9%
Argentina	9.1%	8.5%	12.2%	4.1%
Brazil	8.7%	8.1%	4.4%	2.9%

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions
CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.16%	-1.0%	Passes by 5.2x
Colombia	+0.19%	-1.0%	Passes by 2.5x
Costa Rica	+0.64%	-1.0%	Passes by 2.3x
Guatemala	+1.52%	-1.0%	Paases by 7.4x
Nicaragua	+4.27%	-1.0%	Passes by 3.1x
Panama	+0.12%	-1.0%	Passes by 12.1x
Argentina	+4.39%	-1.0%	Passes by 299x
Brazil	+0.26%	-1.0%	Passes by 3.6x
Philippines	+0.46%	-1.0%	Passes by 2.1x

(1)	Compound Annual Growth Rate (CAGR).

Health Division [member]
Details of Key Assumptions by CGU for Impairment Test

The key assumptions by CGU for impairment test as of December 31, 2017 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2018-2027	Expected Volume Growth Rates 2018-2027
South America (Health Division)	6.9%	6.2%	3%	2%

The key assumptions by CGU for impairment test as of December 31, 2016 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2017-2026	Expected Volume Growth Rates 2016-2026
South America (Health Division)	7.5%	7.3%	3%	13%

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

CGU Group	Change in WACC	Change in Sales Growth CAGR(1)	Effect on Valuation
Health Division (South America)	+0.3%	-1.0%	Passes by 7.03x

(1)	Compound Annual Growth Rate.